DEBT - Narrative (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2017 USD ($) day	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 27, 2020 USD ($)
Debt Instrument [Line Items]
Threshold trading days | day		20
Threshold consecutive trading days | day		30
Exchange price threshold percentage for 20 trading days out of 30 consecutive trading days		130.00%
Conversion option reclassified from equity to liability						$ 292,940,000
Loss from extinguishment of debt			$ 0	$ 53,000	$ 1,206,000
Repayment of debt			192,108,000	2,628,000	20,132,000
Proceeds from settlement of debt hedge option			$ 104,673,000	0	0
Member Units
Debt Instrument [Line Items]
Number of exchangeable note shares (in shares) | shares			3,457,475
Strike price (in usd per share) | $ / shares			$ 101.82
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal		$ 287,500,000
Debt issuance costs		$ 5,791,000
Notice amount for conversion			$ 87,427,000	2,626,000
Notice settlement amount			87,435,000	2,628,000
Loss from extinguishment of debt			0	53,000	1,206,000
Repayment of debt	$ 87,435,000
Proceeds from settlement of debt hedge option	$ 104,673,000
Principal amount			$ 0	87,432,000
Number of shares called by warrants (in shares) | shares			1,513,183
2020 Exchangeable Notes
Debt Instrument [Line Items]
Debt issuance costs							$ 8,574,000
Loss from extinguishment of debt			$ 0	0	$ 0
Principal amount			460,000,000	460,000,000			$ 460,000,000	$ 460,000,000
2020 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value			$ 442,157,000	$ 437,368,000